Taxes (Details 4) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Taxes [Abstract]
VAT tax payable	$ 228,477	$ 182,036
Corporate income tax payable	96,636
Withholding tax payable	257,942	274,542
Disability insurance fund payable	299,645	168,650
Other taxes payable	22,150	15,636
Total taxes payable	$ 904,850	$ 640,864